SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended
	Oct. 14, 2022	Sep. 30, 2022	Mar. 31, 2022	Jan. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Purchase of common stock warrants						64,788	10,590	12,500
Class of warrant exercise price per share						$ 44.00		$ 44.00
Common stock shares		1,100,000,000				1,100,000,000				1,100,000,000
Common Stock, Value, Issued		$ 143				$ 143				$ 83
Common Stock, Shares, Issued		1,429,129				1,426,629				832,500
Share price							$ 45.60
Warrant [Member]
Subsequent Event [Line Items]
Purchase of common stock warrants						63,780	2,500	2,500	2,750
Class of warrant exercise price per share							$ 49.60			$ 20.00
Three Employees [Member]
Subsequent Event [Line Items]
Stock option, term					5 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 179,592
Common stock shares				2,500
Common Stock, Value, Issued				$ 51,750
Common stock value subscriptions				$ 25,000
Subsequent Event [Member] | Convertible Senior Secured Note Payable and Warrants [Member]
Subsequent Event [Line Items]
Purchase of common stock warrants	66,666
Fair value adjustment of warrants	$ 60,000
Subsequent Event [Member] | Convertible Senior Secured Note Payable and Warrants [Member] | Warrant [Member]
Subsequent Event [Line Items]
Purchase of common stock warrants	4,761
Subsequent Event [Member] | Equity Option [Member] | Three Employees [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued				18,663
Stock option, term				5 years
Share price				$ 20.70
Payments to purchase common stock				$ 155,250
Subsequent Event [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 1,142,857		$ 1,142,857
Debt Instrument, Interest Rate, Effective Percentage			12.50%		12.50%
Debt Instrument, Payment Terms			The Note carries a 12.5% interest rate with interest only payable monthly from April through August 2022
Debt Instrument, Interest Rate, Stated Percentage			12.50%		12.50%
Proceeds from Issuance of Debt			$ 874,286
Debt Instrument, Unamortized Discount		$ 1,000,000.0	142,857		$ 142,857
Legal Fees			$ 125,714
Monthly redemptions		110.00%
Mandatory prepayment of original principal amount, percentage		125.00%
Debt instrument, long term debt		$ 1,428,571
Purchase of common stock warrants		57,142
Class of warrant exercise price per share		$ 0.0001